                              SUN LIFE OF CANADA (U.S.)
                                  VARIABLE ACCOUNT A


                                        ______

                            FINANCIAL STATEMENTS FOR THE
                             YEAR ENDED DECEMBER 31, 1997
                           AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT



To the Participants in Sun Life of Canada (U.S.) Variable Account A and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account A as of December 31, 1997 and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation with the custodian of securities held for the Variable Account as of December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life of Canada (U.S.) Variable Account A as of December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for the years ended December 31, 1997 and 1996 in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
February 6, 1998

                             Sun Life of Canada (U.S.)
                                 Variable Account A

                               Statement of Condition
                                  December 31, 1997

Assets:
     Investment in MFS/Sun Life Series Trust:
          Money Market Series (MMS),
          274,378 shares at $1.00 per share
          (cost $274,378)                                        $  274,378

     Receivable from sponsor                                          2,234
                                                                      -----

Net assets                                                       $  276,612
                                                                    -------

Applicable to Owners of Variable Annuity Contracts:

     Deferred contracts (60,124 units at
     $3.01564 per unit)                                          $  181,314
     Reserve for variable annuities                                  95,298
                                                                     ------

                                                                 $  276,612
                                                                    -------



                         See notes to financial statements.

                              Sun Life of Canada (U.S.)
                                  Variable Account A

                               Statement of Operations
                             Year Ended December 31, 1997

Investment Income:

     Dividends                                                   $    14,416

Expense:

     Mortality and expense risk charges                                2,091
                                                                       -----

Net Investment Income                                            $    12,325
                                                                      ------







                          See notes to financial statements.

                             Sun Life of Canada (U.S.)
                                Variable Account A

                        Statements of Changes in Net Assets

                                        Years Ended December 31,
                                           1997           1996
Operations:

     Net investment income              $   12,325     $   24,535
     Net realized losses                         0       (316,971)
     Net unrealized gains                        0        302,665
                                            ------        -------

          Net increase in net assets
            from operations                 12,325         10,229
                                            ------         ------

Participant Transactions:

     Net accumulation activity:

          Redemptions                      (20,570)       (36,693)
                                           --------       --------

     Annuitization activity:

          Annuity payments                 (24,973)       (22,639)
          Actuarial adjustment               8,167          9,097
                                             -----          -----

            Net annuitization activity     (16,806)       (13,542)
                                           --------       --------

     Net decrease in net assets from
          participant activity             (37,376)       (50,235)
                                           --------       --------

Net Decrease in Net Assets                 (25,051)       (40,006)

Net Assets:

     Beginning of year                     301,663        341,669
     End of year                        $  276,612     $  301,663


                         See notes to financial statements.

                             SUN LIFE OF CANADA (U.S.)
                                  VARIABLE ACCOUNT A

                            NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION:

     Sun Life of Canada (U.S.) Variable Account A (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal tax law, investment income and capital gains of the Variable Account are not taxable and, therefore, no provision has been made for federal income taxes.

2.   INVESTMENT VALUATIONS:

     At December 31, 1995, the Variable Account was fully invested in shares of Sun Growth Variable Annuity Fund, Inc. ("SGVA"), an affiliated mutual fund. During 1996, SGVA ceased operations. The Variable Account redeemed all shares of SGVA in 1996. At December 31, 1997 the Variable Account is fully invested in shares of MFS/Sun Life Series Trust, Money Market Series ("MMS"). Investment in shares of MMS are recorded at their net asset value. Realized gains and losses on sales of SGVA and MMS are determined on the identified cost basis. Dividend income and capital gain distributions received by MMS are reinvested in additional shares of MMS and are recognized on the ex-dividend date.

3.   MORTALITY AND EXPENSES RISK CHARGES:

     A deduction based on the value of either the variable accumulation units credited to a deferred contract's accumulation account or the annuity units credited to either an immediate or a deferred contract, as the case may be, is made by the Sponsor from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.0% of the respective values.

4.   RESERVE FOR VARIABLE ANNUITIES:

     The reserve for variable annuities (contracts in payment period) has been calculated using the Progressive Annuity Table (for year of birth 1900) with interest equal to the assumed interest rate used in determining the annuity units and the annuity unit values. Separate

                              SUN LIFE OF CANADA (U.S.)
                                  VARIABLE ACCOUNT A

                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     tables were used for male and female annuitants. Required adjustments to the reserve will be accomplished by transfers to or from the Sponsor.

5.   ESTABLISHMENT OF NEW VARIABLE ACCOUNTS:


     During 1982, the Sponsor established other separate accounts as investment vehicles for qualified and non-qualified individual variable annuity contracts and no longer accepts applications for new annuity contracts participating in Variable Account A.

6.   CHANGE IN ACCUMULATION UNITS OUTSTANDING:

                                                     Years Ended
                                                     December 31,
                                                1997              1996
                                                ----              ----
     Redeemed during the year                  (7,762)          (12,677)

      Units outstanding:
          Beginning of year                     67,886           80,563
                                                ------           ------
          End of year                           60,124           67,886
                                                ------           ------
                                                ------           ------